Segment Information and Geographic Data (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Information and Geographic Data
Summary of financial information by segment

Summarized financial information by segment is as follows:

	March 31,
Dollars in thousands	2022	2021
Net revenue
Legacy Business	$48,767	$67,637
Digital Business	14,460	9,093
Total	$63,227	$76,730
Adjusted EBITDA
Legacy Business	$(15,553)	$334
Digital Business	2,015	968
Total	$(13,538)	$1,302

	For the years ended December 31,
Dollars in thousands	2021	2020	2019
Net revenue
Legacy Business	$253,417	$506,437	$838,627
Digital Business	35,123	39,754	19,743
Total	$288,540	$546,191	$858,370
Adjusted EBITDA
Legacy Business	$(15,932)	$109,074	$197,887
Digital Business	787	4,702	(2,238)
Total	$(15,145)	$113,776	$195,649

Summary of reconciliation of Adjusted EBITDA to (loss) income before income

The following is a reconciliation of Adjusted EBITDA to loss before income taxes for the three months ended March 31, 2022 and 2021:

	Three Months Ended
	March 31,
Dollars in thousands	2022	2021
Loss before income taxes	$(40,848)	$(36,474)
Add:
Depreciation and amortization	25,090	27,526
Interest and other (income) expense, net	(7,343)	7,247
Business optimization(a)	—	550
One-time non-recurring(b)	3,743	364
New business start-up costs(c)	—	171
Restructuring related(d)	4,012	1,352
Stock-based compensation expense	1,808	566
Adjusted EBITDA	$(13,538)	$1,302
(a)	Business optimization costs include employee retention costs, IT costs as well as consulting costs for certain projects.
(b)

Includes costs related to project costs and initiatives, as well as bank, legal and other fees in connection with the Company’s debt financing activities. During the three months ended March 31, 2022, the Company incurred $3.7 million in one-time legal and advisory expenses as the Company explores strategic alternatives.

(c)	Includes costs to support the Company’s On Demand and AVOD offerings, along with costs related to the Company’s service and media network businesses.
(d)

Restructuring related costs include such items as employee severance charges and costs incurred related to removing kiosks. During the three months ended March 31, 2022, the Company incurred severance and related costs of $3.8 million in connection with a reduction in force, which are reflected in general and administrative expenses in the Company’s unaudited condensed consolidated statements of operations.

	Year ended December 31,
Dollars in thousands	2021	2020	2019
Loss before income taxes	$(174,791)	$(94,707)	$(14,823)
Add:
Depreciation and amortization	108,505	136,838	138,274
Interest and other expense, net	31,523	32,522	44,578
Business optimization(a)	6,907	19,011	7,687
One-time non-recurring(b)	7,689	10,584	5,326
New business start-up costs(c)	1,004	6,041	3,793
Restructuring related(d)	2,024	3,471	4,432
Stock-based compensation expense	1,994	16	156
Discontinuation of games business(e)	—	—	6,226
Adjusted EBITDA	$(15,145)	$113,776	$195,649